Schedule of Investments

May 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–155.21%(a)
New York–151.18%
Albany Capital Resource Corp. (College of Siant Rose (The)); Series 2021, Ref. RB	4.00%	07/01/2051	$605	$489,842
Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2042	325	334,837
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	980	984,133
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,010	1,090,683
Series 2020 B, RB	4.00%	11/01/2055	350	351,854
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(b)	0.00%	07/15/2034	8,315	4,929,959
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2031	250	246,436
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	2,465	2,566,307
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	500	517,898
Series 2017 A, RB	5.00%	08/01/2047	1,500	1,532,046
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.50%	04/01/2043	1,260	1,275,925
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	45	45,311
Series 2019, RB	4.00%	07/01/2049	1,300	1,305,682
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(d)	5.00%	01/01/2035	2,700	2,782,866
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	2,840	2,988,352
Dutchess County Local Development Corp. (Bard College); Series 2020 A, Ref. RB(c)	5.00%	07/01/2051	1,000	1,039,016
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	600	603,539
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	2,375	2,333,158
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District);
Series 2015, RB(e)	5.00%	05/01/2026	5,000	5,476,201
Series 2015, RB(e)	5.00%	05/01/2027	2,500	2,733,777
Series 2015, RB(e)	5.00%	05/01/2028	2,500	2,729,462
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,225	3,225,677
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	725	782,263
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS - AGM)(f)	4.00%	02/15/2047	1,425	1,441,136
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	3,000	3,109,732
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	1,245	1,161,247
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,345	1,468,103
Series 2017, RB	5.00%	09/01/2047	1,000	1,098,724
Series 2019 A, RB	4.00%	09/01/2038	1,000	1,031,603
Series 2021 A, Ref. RB	3.00%	09/01/2040	1,150	1,037,672
Metropolitan Transportation Authority;
Series 2012 H, RB(g)(h)	5.00%	11/15/2022	415	422,031
Series 2012 H, RB	5.00%	11/15/2030	335	339,684
Series 2013 E, RB(g)(h)	5.00%	11/15/2023	2,750	2,881,461
Series 2017 D, Ref. RB	4.00%	11/15/2042	2,950	2,926,106
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	3,975	4,279,269
Series 2017 B-1, RB	5.25%	11/15/2057	2,065	2,228,604
Series 2017 C-2, Ref. RB(b)	0.00%	11/15/2040	8,250	3,907,939
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	300	286,418
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/2034	1,000	1,043,341
Monroe County Industrial Development Corp. (University of Rochester);
Series 2013 A, RB(g)(h)	5.00%	07/01/2023	1,000	1,036,865
Series 2020 A, RB	4.00%	07/01/2050	3,730	3,734,675
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	11,095	11,117,333
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB	5.00%	01/01/2058	1,219	888,409
Series 2021, Ref. RB(c)	9.00%	01/01/2041	600	538,028

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	$1,000	$1,030,560
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2037	1,000	1,002,194
Nassau County Local Economic Assistance Corp. (Winthrop-University Hospital Association); Series 2012, Ref. RB(g)(h)	5.00%	07/01/2022	2,250	2,257,161
Nassau County Tobacco Settlement Corp.; Series 2006 A-3, RB	5.00%	06/01/2035	1,250	1,251,434
New York & New Jersey (States of) Port Authority;
Series 2017 200, Ref. RB	5.25%	10/15/2057	6,880	7,626,624
Series 2019 217, RB	4.00%	11/01/2049	5,000	5,142,701
Series 2021, Ref. RB(d)	4.00%	07/15/2051	360	357,300
Series 2021, Ref. RB(d)	5.00%	07/15/2056	490	526,463
Two Hundred Seventh Series 2018, Ref. RB(d)(e)(i)	5.00%	09/15/2028	9,000	9,951,667
New York (City of), NY;
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,126,551
Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	300	311,240
Series 2020 C, GO Bonds	4.00%	08/01/2041	200	208,322
Series 2020 D-1, GO Bonds	5.00%	03/01/2038	600	674,747
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	1,000	1,026,699
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	500	515,422
Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	2,120	2,327,639
Subseries 2019 D-1, GO Bonds	5.00%	12/01/2037	2,000	2,238,568
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	500	483,650
Series 2020, Ref. RB (INS - AGM)(f)	4.00%	03/01/2045	200	199,256
New York (City of), NY Municipal Water Finance Authority;
Series 2013 DD, RB	5.00%	06/15/2035	3,000	3,090,196
Series 2017 DD, RB(e)(i)	5.25%	06/15/2047	3,600	3,974,499
Series 2019 BB-1, RB	4.00%	06/15/2049	2,815	2,890,909
Series 2020, Ref. RB	5.00%	06/15/2050	500	568,303
Series 2022 CC-1, RB	4.00%	06/15/2052	3,000	3,111,626
New York (City of), NY Municipal Water Finance Authority (2nd Generation Resolution); Series 2019 AA, Ref. RB	4.00%	06/15/2040	3,500	3,628,977
New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	2,115	2,316,243
Series 2018 S-3, RB	5.25%	07/15/2045	690	763,787
Series 2019 B-1, RB	4.00%	11/01/2042	2,575	2,667,138
Series 2019 B-1, RB	4.00%	11/01/2045	1,300	1,339,111
Series 2020 C-1, RB	4.00%	05/01/2036	100	105,277
Series 2020 C-1, RB	4.00%	05/01/2037	175	183,698
Series 2020 C-1, RB	4.00%	05/01/2038	185	193,710
Series 2020 C-1, RB	4.00%	05/01/2039	165	172,456
Series 2020 C-1, RB	4.00%	05/01/2040	100	104,278
Series 2020 C-1, RB	4.00%	05/01/2045	1,065	1,099,979
Series 2020 D, RB	4.00%	11/01/2040	560	583,955
Series 2020, RB	4.00%	05/01/2044	1,475	1,526,468
Series 2020, RB	4.00%	05/01/2045	885	914,067
Series 2021 E-1, RB	4.00%	02/01/2046	2,000	2,064,920
Series 2022 F-1, RB	5.00%	02/01/2044	1,000	1,148,841
Subseries 2021 S-1, Ref. RB	4.00%	07/15/2037	1,000	1,052,468
Subseries 2021 S-1, Ref. RB	4.00%	07/15/2040	1,000	1,041,850
New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2019, Ref. RB	5.00%	12/01/2035	450	519,162
Series 2019, Ref. RB	5.00%	12/01/2037	275	315,902
Series 2019, Ref. RB	5.00%	12/01/2038	250	286,546
Series 2019, Ref. RB	5.00%	12/01/2039	375	428,585

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(f)	5.00%	10/01/2024	$35	$35,112
Series 2011, RB	5.00%	10/01/2025	20	20,055
Series 2014 C, RB(e)	5.00%	03/15/2041	6,000	6,273,192
Series 2018 A, RB(g)	5.00%	07/01/2048	1,500	1,677,446
Series 2019 A, RB	5.00%	10/01/2034	1,980	2,207,934
Series 2021, RB(e)	4.00%	02/15/2047	6,500	6,653,837
New York (State of) Dormitory Authority (Catholic Health System Obligated Group); Series 2019 A, Ref. RB	4.00%	07/01/2045	1,750	1,464,442
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2027	700	805,374
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2030	1,750	2,111,423
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2031	445	543,419
New York (State of) Dormitory Authority (Columbia University); Series 2018 A, RB	5.00%	10/01/2048	1,000	1,281,815
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(f)	5.25%	07/01/2028	2,065	2,201,775
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2044	1,000	1,043,173
Series 2021 A, Ref. RB	3.00%	07/01/2038	610	548,491
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	2,929,202
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 1998, RB (INS - NATL)(f)	5.50%	07/01/2023	2,575	2,633,546
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2030	2,000	2,146,665
New York (State of) Dormitory Authority (New School (The));
Series 2022 A, Ref. RB	4.00%	07/01/2047	200	194,610
Series 2022 A, Ref. RB	4.00%	07/01/2052	375	359,971
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS - BHAC)(f)	5.50%	07/01/2031	1,115	1,296,642
Series 2001 1, RB (INS - AMBAC)(f)	5.50%	07/01/2031	2,500	2,907,270
Series 2021 A, Ref. RB	3.00%	07/01/2041	1,000	875,621
Series 2021 A, Ref. RB	5.00%	07/01/2051	1,140	1,306,967
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(c)	5.00%	12/01/2045	1,075	1,100,358
Series 2017, Ref. RB(c)	5.00%	12/01/2036	900	955,545
Series 2017, Ref. RB(c)	5.00%	12/01/2037	1,500	1,591,892
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB(g)(h)	5.00%	05/01/2023	25	25,770
Series 2013 A, RB(g)(h)	5.00%	05/01/2023	30	30,925
Series 2013 A, RB	5.00%	05/01/2025	1,120	1,138,275
Series 2013 A, RB	5.00%	05/01/2029	1,270	1,286,978
New York (State of) Dormitory Authority (Pratt Institute); Series 2015 A, Ref. RB(g)(h)	5.00%	07/01/2024	1,085	1,149,687
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	275	275,886
Series 2019 A, RB	5.00%	07/01/2049	2,095	2,301,779
New York (State of) Dormitory Authority (Rockefeller University); Series 2022 A, Ref. RB	4.00%	07/01/2042	1,900	1,985,239
New York (State of) Dormitory Authority (St. John’s University);
Series 2012, RB(g)(h)	5.00%	07/01/2022	5	5,016
Series 2012, RB(g)	5.00%	07/01/2022	1,445	1,449,539
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/2044	2,130	2,183,682
New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2057	2,280	2,316,605
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2055	3,300	3,332,055
New York (State of) Power Authority (Green Transmission); Series 2022, RB (INS - AGM)(f)	4.00%	11/15/2061	5,000	5,083,977
New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	4,085	4,251,231
Series 2019 B, RB (INS - AGM)(f)	4.00%	01/01/2040	2,340	2,428,232
Series 2019 B, RB	4.00%	01/01/2045	2,000	2,045,308
Series 2020 N, RB	5.00%	01/01/2040	2,000	2,226,258
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(e)	5.00%	12/15/2032	12,500	13,103,960
New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2045	250	254,133

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2016 B, RB(b)	0.00%	11/15/2044	$1,730	$580,009
Series 2016, RB(b)	0.00%	11/15/2056	5,000	859,495
New York Counties Tobacco Trust IV; Series 2010 A, RB(c)	6.25%	06/01/2041	870	874,939
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(b)	0.00%	06/01/2038	8,430	3,275,767
Series 2005 S-2, RB(b)	0.00%	06/01/2050	14,850	2,152,747
New York Liberty Development Corp.; Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	2,100	1,705,206
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	4,895	4,916,154
Series 2014, Class 3, Ref. RB(c)	7.25%	11/15/2044	1,085	1,103,125
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2019, Ref. RB	2.80%	09/15/2069	2,785	2,606,267
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	700	827,342
Series 2007, RB	5.50%	10/01/2037	2,145	2,622,463
New York State Environmental Facilities Corp.; Series 2019 B, Ref. RB	4.00%	06/15/2049	2,405	2,500,979
New York State Urban Development Corp.;
Series 2019 A, RB	5.00%	03/15/2042	1,345	1,483,534
Series 2019 A, Ref. RB	4.00%	03/15/2042	4,950	5,108,222
New York State Urban Development Corp. (Bidding Group 3); Series 2021, Ref. RB	4.00%	03/15/2046	1,320	1,354,926
New York Transportation Development Corp.; Series 2020 A, Ref. RB(d)	5.00%	12/01/2031	200	215,759
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	2,355	2,355,166
Series 2016, Ref. RB(d)	5.00%	08/01/2031	800	800,056
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2018, RB(d)	5.00%	01/01/2036	5,455	5,643,472
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)(e)(i)	5.00%	07/01/2046	7,000	7,241,371
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2036	640	691,074
Series 2022, RB(d)	5.00%	12/01/2041	2,000	2,146,787
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	200	195,824
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(c)(d)	4.75%	11/01/2042	1,820	1,817,568
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB(d)	5.00%	04/01/2028	1,000	1,035,206
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	725	751,933
North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS - NATL)(f)	5.00%	06/15/2023	940	972,788
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(f)	4.00%	12/01/2049	1,000	1,011,752
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	5.00%	12/01/2043	1,320	1,478,106
Series 2019, Ref. RB	4.00%	12/01/2049	4,260	4,310,061
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	1,375	1,387,377
Series 2005 A, RB(b)(c)	0.00%	08/15/2045	8,345	2,178,223
Series 2005 C, RB(b)(c)	0.00%	08/15/2060	96,000	5,507,136
Sales Tax Asset Receivable Corp.; Series 2014 A, RB(e)(g)(h)	5.00%	10/15/2024	7,235	7,758,118
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,085	1,118,864
Tender Option Bond Trust Receipts/Certificates; Series 2022-XM1009, RB(e)	0.00%	05/01/2030	1,700	2,025,412
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(j)	5.00%	07/01/2027	1,000	495,000
Series 2013 A, RB(j)	5.00%	07/01/2032	750	371,250
Series 2013 A, RB(j)	5.00%	07/01/2038	2,000	990,000
Triborough Bridge & Tunnel Authority;
Series 2013 A, Ref. RB(b)	0.00%	11/15/2032	2,000	1,367,042
Series 2013 C, RB(e)	5.00%	11/15/2038	7,210	7,399,746
Series 2021 A-1, Ref. RB	4.00%	05/15/2046	815	839,701
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	5,545	6,264,106
Series 2021 C-1A, RB	5.00%	05/15/2051	2,255	2,561,375

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	$1,000	$1,122,275

Series 2020 A, RB	5.00%	11/15/2054	200	223,541

Series 2021 A, RB	5.00%	11/15/2056	920	1,031,517

Series 2022 A, Ref. RB	4.00%	05/15/2051	1,000	1,028,650

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	2,070	2,110,939

Series 2017 A, Ref. RB	5.00%	06/01/2036	2,885	3,065,173

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(c)(d)	7.00%	06/01/2046	1,030	949,454

Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	150	131,177

Series 2020 A, Ref. RB	5.13%	07/01/2055	520	428,658

Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	420	399,652

Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	2,705	2,806,856

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	275	231,576

				369,165,981

Puerto Rico–2.67%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	820	833,062

Series 2005 A, RB(b)	0.00%	05/15/2050	2,000	335,891

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $524,446) (INS - NATL)(f)(k)	5.25%	07/01/2030	500	515,680

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. RB (INS - AGC)(f)	5.25%	07/01/2034	1,800	1,911,261

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(b)	0.00%	07/01/2029	565	430,716

Series 2018 A-1, RB(b)	0.00%	07/01/2031	650	446,917

Series 2018 A-1, RB	5.00%	07/01/2058	2,000	2,038,431

				6,511,958

Guam–1.05%
Guam (Territory of) International Airport Authority;
Series 2013 C, RB(d)(g)(h)	6.00%	10/01/2023	680	716,457

Series 2013 C, RB(d)(g)(h)	6.25%	10/01/2023	595	628,844

Series 2013 C, RB (INS - AGM)(d)(f)	6.00%	10/01/2034	270	282,469

Series 2013 C, RB(d)	6.25%	10/01/2034	905	943,061

				2,570,831

Virgin Islands–0.31%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	785	747,186

TOTAL INVESTMENTS IN SECURITIES(l)–155.21% (Cost $385,661,436)				378,995,956

FLOATING RATE NOTE OBLIGATIONS–(20.51)%
Notes with interest and fee rates ranging from 1.33% to 1.39% at 05/31/2022 and contractual maturities of collateral ranging from 05/01/2026 to 06/15/2047(m)				(50,075,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(37.02)%				(90,391,973)

OTHER ASSETS LESS LIABILITIES–2.32%				5,660,109

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$244,189,092

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Zero coupon bond issued at a discount.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $25,585,880, which represented 10.48% of the Trust’s Net Assets.

(d)	Security subject to the alternative minimum tax.
(e)	Underlying security related to TOB Trusts entered into by the Trust.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $13,070,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $1,856,250, which represented less than 1% of the Trust’s Net Assets.

(k)	Restricted security. The value of this security at May 31, 2022 represented less than 1% of the Trust’s Net Assets.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(m)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Trust’s investments with a value of $75,321,242 are held by TOB Trusts and serve as collateral for the $50,075,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2022, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Trust for Investment Grade New York Municipals